Income Taxes - Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Statutory U.S. income tax rate	34.00%	34.00%
State taxes, net of federal tax effect	6.47%	6.47%
Change in valuation allowance	(34.22%)	(26.04%)
Other, including permanent differences	(6.24%)	(14.43%)
Effective income tax benefit rate	0.00%	0.00%